Revenues - Additional Information (Detail) - BRL (R$) R$ in Millions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Revenue [abstract]
Transmission concession revenue	R$ 13
Transmission indemnity revenue	250	R$ 373	R$ 751
Generation indemnity revenue	R$ 55	R$ 271